                                     [PHOTO]

                                                     Annual Report July 31, 2001


Oppenheimer
LARGE CAP GROWTH FUND                              [OPPENHEIMERFUNDS LOGO]
                                                   THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

            Contents
         1  Letter to Shareholders

         2  An Interview
            with Your Fund's
            Manager

         6  Fund Performance

        12  FINANCIAL
            STATEMENTS

        32  INDEPENDENT
            AUDITORS' REPORT

        33  Federal
            Income Tax
            Information

        34  Officers and Trustees


FUND OBJECTIVE

Oppenheimer Large Cap Growth Fund seeks capital appreciation.

FUND HIGHLIGHT

Effective September 24, 2001 Oppenheimer Large Cap Growth Fund will be renamed Trinity Large Cap Growth Fund.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*

For the 1-Year Period
Ended 7/31/01

          Without      With
          Sales Chg.   Sales Chg.
--------------------------------------------------------------------------------
Class A   -36.60%      -40.24%
--------------------------------------------------------------------------------
Class B   -37.17       -40.06
--------------------------------------------------------------------------------
Class C   -37.10       -37.68
--------------------------------------------------------------------------------
Class Y   -36.26
--------------------------------------------------------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 10 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
JOHN V. MURPHY
CHAIRMAN,
PRESIDENT AND
CHIEF EXECUTIVE OFFICER
OPPENHEIMERFUNDS, INC.

DEAR SHAREHOLDER,

It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

        I'd also like to acknowledge the contributions of Bridget A. Macaskill, whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

        Our ongoing mission is to provide outstanding investment solutions for our customers. We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

        While the past year has proven to be challenging in the financial markets, we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead. Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ JOHN V. MURPHY

John V. Murphy
August 21, 2001

                       1 OPPENHEIMER LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

Portfolio Manager
Patrick Bisbey


Q HOW WOULD YOU CHARACTERIZE OPPENHEIMER LARGE CAP GROWTH FUND'S PERFORMANCE DURING THE ONE-YEAR PERIOD THAT ENDED JULY 31, 2001?

A. The past year proved to be a volatile and challenging period for most broad equity markets, particularly those focused on growth. While, of course, we would have preferred to deliver positive returns, our disciplined, bottom-up stock selection process enabled us to generally keep pace with our benchmark, the Russell 1000 Growth Index.

WHAT MADE THIS SUCH A CHALLENGING PERIOD?

Slowing U.S. economic growth drove most broad stock indices lower, including the Dow Jones Industrial Average and NASDAQ Composite, as well as the Fund's benchmark, the Russell 1000 Growth Index. The downturn was concentrated in technology stocks, which had been the focus of market strength during most of the previous 12-month period. Several of the largest, most successful technology stocks of the recent past, such as Cisco Systems, Inc., lost more than half of their value over the past year. While many growth-oriented stocks in a variety of other sectors, such as healthcare, also experienced declines, these declines were generally milder than the drop in technology stocks.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?

We maintained the disciplined management approach that is the hallmark of our investment strategy. That approach focuses on the stocks of large companies, including many of the best-known companies in the United States across a variety of industry sectors. We seek to avoid "style drift" by investing in stocks listed in the Russell 1000 Growth Index, and by allocating

                       2 OPPENHEIMER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS

For the 1-Year Period
Ended 6/30/01(1)
Class A        Since
1-Year         Inception
--------------------------------------------------------------------------------
-40.05%        -3.94%

Class B        Since
1-Year         Inception
--------------------------------------------------------------------------------
-39.78%        -5.65%

Class C        Since
1-Year         Inception
--------------------------------------------------------------------------------
-37.46%        -4.53%

Class Y        Since
1-Year         Inception
--------------------------------------------------------------------------------
-36.02%        -1.21%
--------------------------------------------------------------------------------


approximately the same percentage of the Fund's assets to each industry sector as the Index. Rather than emphasizing specific sectors, we strive to add value to the Fund and exceed the benchmark's performance by identifying and investing selectively in each industry's most attractive stocks. To that end, we employ a wide range of computer-based modeling tools to determine the most attractive prospects under prevailing market conditions.

   Informed by the data generated by our models, we built a diversified portfolio of stocks during the period that reflected the sector weightings of the Index. As was the case with the Index, technology was the Fund's largest sector. Declines in the sector were responsible for almost all of the Fund's losses. Overall, our technology holdings suffered slightly greater declines than the corresponding component of the Index. However, we made up for our relatively weak performance in technology with stronger performance than our benchmark in the areas of healthcare and utilities.

   The Index's healthcare stocks, which made up its second-largest sector, declined slightly during the period. However, the Fund's healthcare selections did rise. We secured most of our gains in this sector from investments in the hospital and hospital supplies industry. Holdings in some drug companies, such as Merck & Co., Inc. and Cardinal Health, Inc., also helped the Fund's performance. Likewise, the Fund strongly outperformed the Index in the utilities sector. This is because we held a relatively small percentage of poor-performing communications utilities, and a relatively large percentage of better-performing electrical generating utilities.



1. See notes on page 10 for further details.

                       3 OPPENHEIMER LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

"Our disciplined, bottom-up selection process enabled us to generally keep pace with our benchmark, the Russell 1000 Growth Index."

DID YOU IMPLEMENT ANY REFINEMENTS TO YOUR STOCK RANKING MODELS?

For decades, we've been employing quantitative models similar to those we use for the Fund. In the process of creating a systematic, highly disciplined method of building and managing portfolios across a wide range of market cycles and conditions, we have continually worked to refine our approach. During the past year, for example, we added seven new revenue-based evaluation factors to our research library of approximately 50 stock ranking and valuation techniques. Our goal is to try to have the most effective stock selection engine possible and squeeze more value added from each valuation model, while limiting the volatility.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

While disappointed with the impact of technology on the Fund's performance during the period, we believe that declines in this sector may set the stage for lower levels of volatility and a broader base of market strength in coming months. At the beginning of the recent period, technology represented by far the largest sector in the Index. By the end of the period, because of declines in technology stock prices, the sector accounted for a much smaller percentage of the Index, in closer balance with financials and healthcare. A more-equitable balance among sector weightings means that volatility in the largest sector will have less effect on overall performance. We believe this bodes well for the Fund, because our systematic valuation approach generally performs more effectively in stable market environments.

                       4 OPPENHEIMER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION(2)

[PIECHART]
- Technology                    34.4%
- Healthcare                    18.5
- Capital Goods                 14.9
- Consumer
   Cyclicals                    10.8
- Consumer
   Staples                       8.9
- Financial                      6.2
- Utilities                      3.6
- Energy                         1.2
- Basic Materials                0.9
- Communication
  Services                       0.6
--------------------------------------------------------------------------------

        As for the current economic environment, it remains to be seen whether or not aggressive interest rate cuts by the Federal Reserve Board will lead to a recovery in the near future. We continue to maintain our unwavering focus on selecting attractive large-cap stocks listed in the Russell 1000 Growth Index. Our highly disciplined, long-term approach to investing is what makes Oppenheimer Large Cap Growth Fund an important part of The Right Way to Invest.


TOP TEN COMMON STOCK HOLDINGS(3)
----------------------------------------------------------------
General Electric Co.                                     7.6%
----------------------------------------------------------------
Pfizer, Inc.                                             5.9
----------------------------------------------------------------
Microsoft Corp.                                          5.2
----------------------------------------------------------------
Wal-Mart Stores, Inc.                                    4.2
----------------------------------------------------------------
International Business Machines Corp.                    3.7
----------------------------------------------------------------
Cisco Systems, Inc.                                      3.1
----------------------------------------------------------------
AOL Time Warner, Inc.                                    2.9
----------------------------------------------------------------
MBNA Corp.                                               2.9
----------------------------------------------------------------
Capital One Financial Corp.                              2.8
----------------------------------------------------------------
Intel Corp.                                              2.5


2. Portfolio is subject to change. Percentages are as of July 31, 2001, and are based on total market value of common stock. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

3. Portfolio is subject to change. Percentages are as of July 31, 2001, and are based on net assets.


                       5 OPPENHEIMER LARGE CAP GROWTH FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? Below is a discussion by OppenheimerFunds, Inc. of the Fund's performance during its fiscal year ended July 31, 2001, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the one-year period that ended July 31, 2001, the performance of Oppenheimer Large Cap Growth Fund suffered from the impact of slowing U.S. economic growth on technology stocks, which declined sharply. The Fund's losses in technology exceeded those of its benchmark, the Russell 1000 Growth Index. However, these losses were somewhat cushioned by the Fund's relatively good performance in the healthcare, financial and consumer staples sectors. Our strong performance in these three sectors enabled us to keep pace with the Fund's benchmark. The Fund's portfolio and our management strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2001. In the case of Class A and Class Y shares, performance is measured from inception of the Fund and of those classes on December 17, 1998. In the case of Class B and Class C shares, performance is measured from inception of the classes on March 1, 1999. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B and Class C shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

                       6 OPPENHEIMER LARGE CAP GROWTH FUND

        The Fund's performance is compared to the performance of Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Fund's performance is also compared to the Russell 1000 Growth Index, an index of large cap U.S. companies with a greater-than-average growth orientation. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.

                      7 OPPENHEIMER LARGE CAP GROWTH FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--Oppenheimer Large Cap Growth Fund (Class A)
--S&P 500                      **** Russell 1000 Growth Index

Date          Oppenheimer     S&P 500    Russell 1000 Growth Index
12/17/98      $   9425       $ 10000            $ 10000
 1/31/99         10650         10418              10587
 4/30/99         10405         10905              10649
 7/31/99         11244         10887              10694
10/31/99         11564         11203              11444
 1/31/00         12640         11495              12691
 4/30/00         14054         12008              13586
 7/31/00         13901         11863              13301
10/31/00         12612         11884              12512
 1/31/01         10801         11392              11044
 4/30/01          9300         10451               9204
 7/31/01          8814         10164               8637

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND AT 7/31/01(1)
1-YEAR -40.24%   SINCE INCEPTION -4.70%



CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--Oppenheimer Large Cap Growth Fund (Class B)
--S&P 500                      **** Russell 1000 Growth Index

Date          Oppenheimer      S&P 500   Russell 1000 Growth Index
   3/1/99     $   10000       $ 10000           $ 10000
  4/30/99         10525         10803             10540
  7/31/99         11345         10786             10584
 10/31/99         11641         11099             11327
  1/31/00         12702         11388             12561
  4/30/00         14095         11896             13447
  7/31/00         13920         11753             13165
 10/31/00         12595         11773             12384
  1/31/01         10771         11285             10930
  4/30/01          9250         10354              9110
  7/31/01          8508         10069              8549

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND AT 7/31/01(1)
1-YEAR -40.06%   SINCE INCEPTION -6.47%

1. See page 10 for further details.

                      8 OPPENHEIMER LARGE CAP GROWTH FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--Oppenheimer Large Cap Growth Fund (Class C)
--S&P 500                      **** Russell 1000 Growth Index

Date          Oppenheimer      S&P 500   Russell 1000 Growth Index
  3/1/99      $  10000        $ 10000           $ 10000
 4/30/99         10525          10803             10540
 7/31/99         11345          10786             10584
10/31/99         11651          11099             11327
 1/31/00         12711          11388             12561
 4/30/00         14094          11896             13447
 7/31/00         13920          11753             13165
10/31/00         12605          11773             12384
 1/31/01         10770          11285             10930
 4/30/01          9260          10354              9110
 7/31/01          8756          10069              8549

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND AT 7/31/01(1)
1-YEAR -37.68%   SINCE INCEPTION -5.35%



CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--Oppenheimer Large Cap Growth Fund (Class Y)
--S&P 500                      **** Russell 1000 Growth Index

Date          Oppenheimer      S&P 500   Russell 1000 Growth Index
12/17/98       $ 10000        $ 10000           $ 10000
 1/31/99         11300          10418             10587
 4/30/99         11050          10905             10649
 7/31/99         11950          10887             10694
10/31/99         12310          11203             11444
 1/31/00         13472          11495             12691
 4/30/00         14992          12008             13586
 7/31/00         14850          11863             13301
10/31/00         13492          11884             12512
 1/31/01         11571          11392             11044
 4/30/01          9959          10451              9204
 7/31/01          9465          10164              8637

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 7/31/01(1)
1-YEAR -36.26%   SINCE INCEPTION -2.07%



THE PERFORMANCE INFORMATION FOR BOTH INDICES IN THE GRAPHS BEGINS ON 12/31/98 FOR CLASS A, 2/28/99 FOR CLASS B AND CLASS C, AND 12/31/98 FOR CLASS Y.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO THE SAME SCALE.

                      9 OPPENHEIMER LARGE CAP GROWTH FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares were first publicly offered on 12/17/98. The average annual total returns are shown net of the applicable 5.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/99. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/1/99. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Because CLASS N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                      10 OPPENHEIMER LARGE CAP GROWTH FUND

                                                                      FINANCIALS

                      11 OPPENHEIMER LARGE CAP GROWTH FUND

 STATEMENT OF INVESTMENTS  JULY 31, 2001

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
================================================================================
 COMMON STOCKS--98.1%
--------------------------------------------------------------------------------
 BASIC MATERIALS--0.9%
--------------------------------------------------------------------------------
 METALS--0.9%
 Shaw Group, Inc. (The)(1)                                6,400       $  208,000
--------------------------------------------------------------------------------
 CAPITAL GOODS--14.6%
--------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--2.0%
 Boeing Co.                                               7,700          450,681
--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--9.8%
 AVX Corp.                                               23,100          508,200
--------------------------------------------------------------------------------
 General Electric Co.                                    40,000        1,740,000
                                                                      ----------
                                                                       2,248,200

--------------------------------------------------------------------------------
 MANUFACTURING--2.8%
 American Standard Cos., Inc.(1)                          2,600          176,930
--------------------------------------------------------------------------------
 Corning, Inc.                                            8,300          129,978
--------------------------------------------------------------------------------
 Danaher Corp.                                            5,700          322,563
                                                                      ----------
                                                                         629,471

--------------------------------------------------------------------------------
 COMMUNICATION SERVICES--0.6%
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--0.6%
 Avaya, Inc.(1)                                          10,400          130,312
--------------------------------------------------------------------------------
 WorldCom, Inc./MCI Group(1)                                496            6,587
                                                                      ----------
                                                                         136,899

--------------------------------------------------------------------------------
 CONSUMER CYCLICALS--10.6%
--------------------------------------------------------------------------------
 CONSUMER SERVICES--0.1%
 Omnicom Group, Inc.                                        200           17,474
--------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--3.4%
 Harley-Davidson, Inc.                                    9,300          479,973
--------------------------------------------------------------------------------
 International Game Technology(1)                         5,800          301,484
                                                                      ----------
                                                                         781,457

--------------------------------------------------------------------------------
 RETAIL: GENERAL--5.7%
 Kohl's Corp.(1)                                          5,800          332,224
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                   17,300          967,070
                                                                      ----------
                                                                       1,299,294

--------------------------------------------------------------------------------
 RETAIL: SPECIALTY--1.4%
 Home Depot, Inc.                                         5,000          251,850
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                        1,800           68,724
                                                                      ----------
                                                                         320,574


                      12 OPPENHEIMER LARGE CAP GROWTH FUND

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
================================================================================
 CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------
 BEVERAGES--4.1%
 Anheuser-Busch Cos., Inc.                                6,300       $  272,853
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)                                      6,500          289,900
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                            8,000          373,040
                                                                      ----------
                                                                         935,793

--------------------------------------------------------------------------------
 ENTERTAINMENT--0.9%
 Viacom, Inc., Cl. B(1)                                   4,000          199,200
--------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--3.7%
 CVS Corp.                                                4,400          158,444
--------------------------------------------------------------------------------
 Kroger Co. (The)(1)                                     15,000          395,400
--------------------------------------------------------------------------------
 Walgreen Co.                                             8,900          299,930
                                                                      ----------
                                                                         853,774

--------------------------------------------------------------------------------
 ENERGY--1.2%
--------------------------------------------------------------------------------
 OIL: DOMESTIC--1.2%
 Anadarko Petroleum Corp.                                 3,000          170,400
--------------------------------------------------------------------------------
 Apache Corp.                                             1,900           98,705
                                                                      ----------
                                                                         269,105

--------------------------------------------------------------------------------
 FINANCIAL--6.1%
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--6.1%
 Capital One Financial Corp.                              9,800          629,846
--------------------------------------------------------------------------------
 E*TRADE Group, Inc.(1)                                  15,700          101,736
--------------------------------------------------------------------------------
 MBNA Corp.                                              18,500          654,900
                                                                      ----------
                                                                       1,386,482

--------------------------------------------------------------------------------
 HEALTHCARE--18.1%
--------------------------------------------------------------------------------
 HEALTHCARE/DRUGS--15.2%
 American Home Products Corp.                             4,100          247,271
--------------------------------------------------------------------------------
 Forest Laboratories, Inc.(1)                             2,100          164,955
--------------------------------------------------------------------------------
 Immunex Corp.(1)                                        15,600          240,552
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                        7,500          509,850
--------------------------------------------------------------------------------
 Pfizer, Inc.                                            32,800        1,352,016
--------------------------------------------------------------------------------
 Pharmacia Corp.                                          6,400          285,568
--------------------------------------------------------------------------------
 Schering-Plough Corp.                                    4,800          187,440
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                                 7,100          478,682
                                                                      ----------
                                                                       3,466,334

--------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--2.9%
 Cardinal Health, Inc.                                    7,500          552,225
--------------------------------------------------------------------------------
 Quintiles Transnational Corp.(1)                         6,100          113,521
                                                                      ----------
                                                                         665,746


                      13 OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  Continued

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
================================================================================
--------------------------------------------------------------------------------
 TECHNOLOGY--33.8%
--------------------------------------------------------------------------------
 COMPUTER HARDWARE--5.8%
 Cabletron Systems, Inc.(1)                               1,700       $   31,569
--------------------------------------------------------------------------------
 Dell Computer Corp.(1)                                   4,800          129,264
--------------------------------------------------------------------------------
 EMC Corp.(1)                                             6,500          128,180
--------------------------------------------------------------------------------
 International Business Machines Corp.                    8,000          841,680
--------------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A(1)                    2,400          109,728
--------------------------------------------------------------------------------
 Sun Microsystems, Inc.(1)                                5,500           89,595
                                                                      ----------
                                                                       1,330,016

--------------------------------------------------------------------------------
 COMPUTER SERVICES--4.2%
 Automatic Data Processing, Inc.                          8,800          448,360
--------------------------------------------------------------------------------
 CheckFree Corp.(1)                                       3,300           99,528
--------------------------------------------------------------------------------
 DST Systems, Inc.(1)                                     3,800          179,550
--------------------------------------------------------------------------------
 Unisys Corp.(1)                                         19,800          226,710
                                                                      ----------
                                                                         954,148

--------------------------------------------------------------------------------
 COMPUTER SOFTWARE--13.3%
 AOL Time Warner, Inc.(1)                                14,800          672,660
--------------------------------------------------------------------------------
 BEA Systems, Inc.(1)                                     1,700           37,485
--------------------------------------------------------------------------------
 CNET Networks, Inc.(1)                                  14,700          161,700
--------------------------------------------------------------------------------
 EarthLink, Inc.(1)                                      21,400          350,318
--------------------------------------------------------------------------------
 Electronic Data Systems Corp.                            8,200          523,570
--------------------------------------------------------------------------------
 Microsoft Corp.(1)                                      17,900        1,184,801
--------------------------------------------------------------------------------
 Oracle Corp.(1)                                          5,800          104,864
                                                                      ----------
                                                                       3,035,398

--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--3.1%
 Cisco Systems, Inc.(1)                                  36,700          705,374
--------------------------------------------------------------------------------
 ELECTRONICS--7.4%
 Cree, Inc.(1)                                            5,800          141,868
--------------------------------------------------------------------------------
 Intel Corp.                                             19,300          575,333
--------------------------------------------------------------------------------
 JDS Uniphase Corp.(1)                                   13,000          120,120
--------------------------------------------------------------------------------
 Linear Technology Corp.                                  6,200          270,196
--------------------------------------------------------------------------------
 Maxim Integrated Products, Inc.(1)                       6,600          304,722
--------------------------------------------------------------------------------
 QLogic Corp.(1)                                          7,100          272,711
                                                                      ----------
                                                                       1,684,950


                      14 OPPENHEIMER LARGE CAP GROWTH FUND

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 UTILITIES--3.5%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.4%
 Calpine Corp.(1)                                        15,500      $   557,845
--------------------------------------------------------------------------------
 GAS UTILITIES--1.1%
 Dynegy, Inc.                                             5,300          245,814
                                                                     -----------
 Total Common Stocks (Cost $25,525,932)                               22,382,029


                                                                        PRINCIPAL
                                                                           AMOUNT
====================================================================================================
REPURCHASE AGREEMENTS--2.0%

Repurchase agreement with PaineWebber, Inc., 3.87%, dated 7/31/01, to be repurchased at $456,049 on 8/1/01, collateralized by Federal
National Mortgage Assn., 6%-8.50%, 10/1/28-8/1/31, with a value of
$466,169 (Cost $456,000)                                               $  456,000            456,000
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $25,981,932)                              100.1%        22,838,029
----------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                        (0.1)           (24,848)
                                                                       -----------------------------
NET ASSETS                                                                  100.0%      $ 22,813,181
                                                                       =============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      15 OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  JULY 31, 2001

======================================================================================
ASSETS

 Investments, at value (cost $25,981,932)--see accompanying statement     $ 22,838,029
--------------------------------------------------------------------------------------
 Cash                                                                               58
--------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                              359,573
 Shares of beneficial interest sold                                             29,305
 Interest and dividends                                                          1,166
 Other                                                                           2,256
                                                                          ------------
 Total assets                                                               23,230,387

======================================================================================
 LIABILITIES

 Payables and other liabilities:
 Investments purchased                                                         312,569
 Shares of beneficial interest redeemed                                         31,116
 Trustees' compensation                                                         29,374
 Legal, auditing and other professional fees                                    17,638
 Shareholder reports                                                            15,482
 Distribution and service plan fees                                              4,304
 Transfer and shareholder servicing agent fees                                     882
 Other                                                                           5,841
                                                                          ------------
 Total liabilities                                                             417,206

======================================================================================
 NET ASSETS                                                               $ 22,813,181
                                                                          ============

======================================================================================
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                          $ 33,244,729
--------------------------------------------------------------------------------------
 Accumulated net investment loss                                                (2,552)
--------------------------------------------------------------------------------------
 Accumulated net realized gain (loss) on investment transactions            (7,285,093)
--------------------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) on investments                  (3,143,903)
                                                                          ------------
 NET ASSETS                                                               $ 22,813,181
                                                                          ============


                      16 OPPENHEIMER LARGE CAP GROWTH FUND

=============================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $12,028,559 and 1,412,075 shares of beneficial interest outstanding)                   $8.52
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                        $9.04
---------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,799,844
 and 1,054,507 shares of beneficial interest outstanding)                               $8.34
---------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,982,972
 and 237,513 shares of beneficial interest outstanding)                                 $8.35
---------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $943 and 111
 shares of beneficial interest outstanding)                                             $8.50
---------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $863 and 100 shares of beneficial interest outstanding)                      $8.63

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      17 OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED JULY 31, 2001

=====================================================================================
INVESTMENT INCOME

 Dividends                                                               $    109,614
-------------------------------------------------------------------------------------
 Interest                                                                      28,210
                                                                         ------------
 Total income                                                                 137,824

=====================================================================================
 EXPENSES

 Management fees                                                              195,789
-------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                       28,785
 Class B                                                                       99,395
 Class C                                                                       21,075
-------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                       47,567
 Class B                                                                       34,303
 Class C                                                                        7,341
 Class N                                                                            2
 Class Y                                                                            1
-------------------------------------------------------------------------------------
 Shareholder reports                                                           36,351
-------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                   17,923
-------------------------------------------------------------------------------------
 Custodian fees and expenses                                                      360
-------------------------------------------------------------------------------------
 Trustees' compensation                                                            93
-------------------------------------------------------------------------------------
 Other                                                                         10,716
                                                                         ------------
 Total expenses                                                               499,701
 Less reduction to custodian expenses                                            (360)
                                                                         ------------
 Net expenses                                                                 499,341

=====================================================================================
 NET INVESTMENT LOSS                                                         (361,517)

=====================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on investments                                   (7,264,828)
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments       (4,815,463)
                                                                         ------------
 Net realized and unrealized gain (loss)                                  (12,080,291)

=====================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(12,441,808)
                                                                         ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS


YEAR ENDED JULY 31,                                                          2001              2000
===================================================================================================
 OPERATIONS

 Net investment income (loss)                                        $   (361,517)     $   (282,871)
---------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                              (7,264,828)        2,721,948
---------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                  (4,815,463)        1,144,045
                                                                     ------------------------------
 Net increase (decrease) in net assets resulting from operations      (12,441,808)        3,583,122

===================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from net realized gain:
 Class A                                                               (1,113,608)         (126,072)
 Class B                                                                 (764,903)          (70,994)
 Class C                                                                 (157,763)          (20,287)
 Class N                                                                       --                --
 Class Y                                                                      (87)              (18)

===================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                3,370,419         8,398,029
 Class B                                                                2,823,569         8,645,757
 Class C                                                                  885,361         1,539,267
 Class N                                                                    1,000                --
 Class Y                                                                       --                --

===================================================================================================
 NET ASSETS

 Total increase (decrease)                                             (7,397,820)       21,948,804
---------------------------------------------------------------------------------------------------
 Beginning of period                                                   30,211,001         8,262,197
                                                                     ------------------------------
 End of period (including accumulated net investment
 loss of $2,552 and $32,067, respectively)                           $ 22,813,181      $ 30,211,001
                                                                     ==============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 OPPENHEIMER LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS


 CLASS A      YEAR ENDED JULY 31,                                     2001             2000          1999(1)
============================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $    14.55       $    11.93       $    10.00
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                  (.10)            (.11)           (1.05)
 Net realized and unrealized gain (loss)                             (5.06)            2.91             2.98
                                                                --------------------------------------------
 Total income (loss) from investment operations                      (5.16)            2.80             1.93
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                 (.87)            (.18)              --
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $     8.52       $    14.55       $    11.93
                                                                ============================================

============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                (36.60)%          23.63%           19.30%

============================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                       $   12,029       $   16,470       $    6,059
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $   14,063       $   11,973       $    4,028
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                 (1.01)%          (1.03)%          (1.05)%
 Expenses                                                             1.54%            1.91%            1.81%
 Expenses, net of reduction to excess and custodian expenses           N/A             1.89%            1.65%
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               160%             258%             157%

1. For the period from December 17, 1998 (inception of offering) to July 31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 OPPENHEIMER LARGE CAP GROWTH FUND

CLASS B       YEAR ENDED JULY 31,                                     2001             2000          1999(1)
============================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $    14.39       $    11.89       $    10.48
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                  (.16)            (.17)           (1.04)
 Net realized and unrealized gain (loss)                             (5.02)            2.85             2.45
                                                                --------------------------------------------
 Total income (loss) from investment operations                      (5.18)            2.68             1.41
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                 (.87)            (.18)              --
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $     8.34       $    14.39       $    11.89
                                                                ============================================

============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                (37.17)%          22.70%           13.45%

============================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                       $    8,800       $   11,499       $    1,764
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $    9,945       $    7,257       $      722
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                 (1.81)%          (1.81)%          (1.93)%
 Expenses                                                             2.34%            2.69%            2.92%
 Expenses, net of reduction to excess and custodian expenses           N/A             2.67%            2.75%
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               160%             258%             157%


1. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 OPPENHEIMER LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  CONTINUED

CLASS C       YEAR ENDED JULY 31,                                    2001            2000         1999(1)
=========================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $   14.39       $   11.89       $   10.48
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                 (.14)           (.19)          (1.04)
 Net realized and unrealized gain (loss)                            (5.03)           2.87            2.45
                                                                -----------------------------------------
 Total income (loss) from investment operations                     (5.17)           2.68            1.41
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                (.87)           (.18)             --
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $    8.35       $   14.39       $   11.89
                                                                =========================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                               (37.10)%         22.70%          13.45%

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                       $   1,983       $   2,241       $     438
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $   2,109       $   1,566       $     192
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                (1.82)%         (1.82)%         (1.95)%
 Expenses                                                            2.35%           2.72%           2.90%
 Expenses, net of reduction to excess and custodian expenses          N/A            2.70%           2.73%
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              160%            258%            157%

1. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      22 OPPENHEIMER LARGE CAP GROWTH FUND

                                                                   PERIOD ENDED
 CLASS N                                                       JULY 31, 2001(1)
===============================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                  $  9.03
-------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                      (.06)
 Net realized and unrealized gain (loss)                                  (.47)
                                                                       --------
 Total income (loss) from investment operations                           (.53)
-------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                       --
-------------------------------------------------------------------------------
 Net asset value, end of period                                        $  8.50
                                                                       ========

===============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                     (5.87)%

===============================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                              $     1
-------------------------------------------------------------------------------
 Average net assets (in thousands)                                     $     1
-------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                     (1.67)%
 Expenses                                                                 1.48%
 Expenses, net of reduction to excess and custodian expenses               N/A
-------------------------------------------------------------------------------
 Portfolio turnover rate                                                   160%


1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 OPPENHEIMER LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS  CONTINUED

CLASS Y       YEAR ENDED JULY 31,                                  2001          2000       1999(1)
===================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 14.65       $ 11.95       $ 10.00
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                               (.05)         (.07)        (1.03)
 Net realized and unrealized gain (loss)                          (5.10)         2.95          2.98
                                                                -----------------------------------
 Total income (loss) from investment operations                   (5.15)         2.88          1.95
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                              (.87)         (.18)           --
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                                 $  8.63       $ 14.65       $ 11.95
                                                                ===================================

===================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                             (36.26)%       24.27%        19.50%

===================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $     1       $     1       $     1
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $     1       $     1       $     1
---------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                              (0.48)%       (0.54)%       (0.72)%
 Expenses                                                          1.10%         1.45%         1.65%
 Expenses, net of reduction to excess and custodian expenses        N/A          1.43%         1.50%
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            160%          258%          157%


1. For the period from December 17, 1998 (inception of offering) to July 31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Large Cap Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                      25  OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of July 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
--------------------------------
2009                 $2,201,679

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2001, the Fund's projected benefit obligations were decreased by $26,112 and payments of $3,400 were made to retired trustees, resulting in an accumulated liability of $2,555 as of July 31, 2001.

   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                      26  OPPENHEIMER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $416,135, a decrease in accumulated net investment loss of $391,032, and a decrease in accumulated net realized loss on investments of $25,103. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      27  OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED JULY 31, 2001(1)           YEAR ENDED JULY 31, 2000
                                      SHARES           AMOUNT           SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                697,345      $ 7,533,879          912,843       $12,377,105
 Dividends and/or
 distributions reinvested             93,390          985,266            7,861           104,002
 Redeemed                           (510,448)      (5,148,726)        (296,838)       (4,083,078)
                                    -------------------------------------------------------------
 Net increase (decrease)             280,287       $3,370,419          623,866       $ 8,398,029
                                    =============================================================

-------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                503,033      $ 5,175,934          835,185       $11,197,215
 Dividends and/or
 distributions reinvested             65,880          683,837            4,775            62,802
 Redeemed                           (313,665)      (3,036,202)        (189,125)       (2,614,260)
                                    -------------------------------------------------------------
 Net increase (decrease)             255,248      $ 2,823,569          650,835       $ 8,645,757
                                    =============================================================

-------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                285,030      $ 2,995,301          195,498       $ 2,588,850
 Dividends and/or
 distributions reinvested             15,056          156,434            1,535            20,206
 Redeemed                           (218,252)      (2,266,374)         (78,139)       (1,069,789)
                                    -------------------------------------------------------------
 Net increase (decrease)              81,834      $   885,361          118,894       $ 1,539,267
                                    =============================================================

-------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                    111      $     1,000               --       $        --
 Dividends and/or
 distributions reinvested                 --               --               --                --
 Redeemed                                 --               --               --                --
                                    -------------------------------------------------------------
 Net increase (decrease)                 111      $     1,000               --       $        --
                                    =============================================================

-------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                     --      $        --               --       $        --
 Dividends and/or
 distributions reinvested                 --               --               --                --
 Redeemed                                 --               --               --                --
                                    -------------------------------------------------------------
 Net increase (decrease)                  --      $        --               --       $        --
                                    =============================================================


1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.






                      28  OPPENHEIMER LARGE CAP GROWTH FUND

================================================================================
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2001, were $45,618,870 and $41,329,990, respectively.

   As of July 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $26,018,381 was:

Gross unrealized appreciation                 $ 1,118,905
Gross unrealized depreciation                  (4,299,257)
                                              -----------
Net unrealized appreciation (depreciation)    ($3,180,352)
                                              ============

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended July 31, 2001 was an annualized rate of 0.75%.
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   AGGREGATE       CLASS A    COMMISSIONS     COMMISSIONS     COMMISSIONS     COMMISSIONS
                   FRONT-END     FRONT-END     ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
               SALES CHARGES SALES CHARGES         SHARES          SHARES          SHARES          SHARES
                  ON CLASS A   RETAINED BY    ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 YEAR ENDED           SHARES   DISTRIBUTOR DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
----------------------------------------------------------------------------------------------------------
 July 31, 2001       $82,302       $30,621         $5,084     $111,580         $11,260             $--

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                          CLASS A              CLASS B              CLASS C             CLASS N
              CONTINGENT DEFERRED  CONTINGENT DEFERRED  CONTINGENT DEFERRED CONTINGENT DEFERRED
                    SALES CHARGES        SALES CHARGES        SALES CHARGES       SALES CHARGES
                      RETAINED BY          RETAINED BY          RETAINED BY         RETAINED BY
 YEAR ENDED           DISTRIBUTOR          DISTRIBUTOR          DISTRIBUTOR         DISTRIBUTOR
-------------------------------------------------------------------------------------------------
 July 31, 2001                 $--             $32,888                 $352                 $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its


                      29  OPPENHEIMER LARGE CAP GROWTH FUND

===============================================================================

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

-------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2001, payments under the Class A plan totaled $28,785, all of which were paid by the Distributor to recipients, and included $3,736 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

-------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

   The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.




                      30  OPPENHEIMER LARGE CAP GROWTH FUND

Distribution fees paid to the Distributor for the year ended July 31, 2001, were as follows:


                                                                                   DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S         AGGREGATE
                                                                     AGGREGATE      UNREIMBURSED
                                                                  UNREIMBURSED     EXPENSES AS %
                              TOTAL PAYMENTS  AMOUNT RETAINED         EXPENSES     OF NET ASSETS
                                  UNDER PLAN   BY DISTRIBUTOR       UNDER PLAN          OF CLASS
-------------------------------------------------------------------------------------------------------
 Class B Plan                        $99,395          $81,988         $137,140              1.56%
 Class C Plan                         21,075            8,813           18,251              0.92
 Class N Plan                             --               --               --                --

================================================================================
5. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

    The Fund had no borrowings outstanding during the year ended or at July 31, 2001.
================================================================================
6. FUND REORGANIZATION

On April 12, 2001, the Board of Trustees approved the reorganization of Oppenheimer Trinity Growth Fund with and into Oppenheimer Large Cap Growth Fund. Shareholders of Oppenheimer Trinity Growth Fund will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Large Cap Growth Fund. If shareholder approval is received, it is expected that the reorganization will occur during the fourth quarter of calendar 2001.



                      31  OPPENHEIMER LARGE CAP GROWTH FUND

INDEPENDENT AUDITORS' REPORT


================================================================================
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER LARGE CAP GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Large Cap Growth Fund, including the statement of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and the period from December 17, 1998 (inception of offering) to July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Large Cap Growth Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and the period from December 17, 1998 (inception of offering) to July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

Denver, Colorado
August 21, 2001



                      32  OPPENHEIMER LARGE CAP GROWTH FUND

 FEDERAL INCOME TAX INFORMATION  UNAUDITED
================================================================================
In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

   Distributions of $0.8735 per share were paid to Class A, Class B, Class C and Class Y shareholders, respectively, on December 5, 2000, all of which was designated as "ordinary income" for federal income tax purposes.

   None of the dividends paid by the Fund during the year ended July 31, 2001, are eligible for the corporate dividend-received deduction.

   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      33  OPPENHEIMER LARGE CAP GROWTH FUND

OPPENHEIMER LARGE CAP GROWTH FUND

================================================================================
OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         Andrew J. Donohue, Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISOR       OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER OppenheimerFunds Services
SERVICING AGENT

================================================================================
CUSTODIAN OF             The Bank of New York
PORTFOLIO SECURITIES

================================================================================
INDEPENDENT AUDITORS     KPMG LLP

================================================================================
LEGAL COUNSEL            Mayer, Brown & Platt

                         OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 6803 S. TUCSON WAY, ENGLEWOOD, CO 80112-3924

          (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


                      34  OPPENHEIMER LARGE CAP GROWTH FUND

OPPENHEIMERFUNDS FAMILY

GLOBAL EQUITY       Developing Markets Fund                    Global Fund
                    International Small Company Fund           Quest Global Value Fund
                    Europe Fund                                Global Growth & Income Fund
                    International Growth Fund
---------------------------------------------------------------------------------------------------
EQUITY              Stock                                      Stock & Bond
                    Emerging Technologies Fund                 Quest Opportunity Value Fund
                    Emerging Growth Fund                       Total Return Fund
                    Enterprise Fund                            Quest Balanced Value Fund
                    Discovery Fund                             Capital Income Fund
                    Main Street(R) Small Cap Fund              Multiple Strategies Fund
                    Small Cap Value Fund(1)                    Disciplined Allocation Fund
                    MidCap Fund                                Convertible Securities Fund
                    Main Street(R) Opportunity Fund            Specialty
                    Growth Fund                                Real Asset Fund(R)
                    Capital Appreciation Fund                  Gold & Special Minerals Fund
                    Main Street(R) Growth & Income Fund
                    Large Cap Growth Fund
                    Value Fund(2)
                    Quest Capital Value Fund
                    Quest Value Fund
                    Trinity Growth Fund
                    Trinity Core Fund
                    Trinity Value Fund
---------------------------------------------------------------------------------------------------
INCOME              Taxable                                    Municipal
                    International Bond Fund                    California Municipal Fund(4)
                    High Yield Fund                            Florida Municipal Fund(4)
                    Champion Income Fund                       New Jersey Municipal Fund(4)
                    Strategic Income Fund                      New York Municipal Fund(4)
                    Bond Fund                                  Pennsylvania Municipal Fund(4)
                    Senior Floating Rate Fund                  Municipal Bond Fund
                    U.S. Government Trust                      Intermediate Municipal Fund
                    Limited-Term Government Fund
                    Capital Preservation Fund(3)
                    Rochester Division
                    Rochester Fund Municipals
                    Limited Term New York Municipal Fund
---------------------------------------------------------------------------------------------------
SELECT MANAGERS     Stock                                      Stock & Bond
                    Mercury Advisors Focus Growth Fund         QM Active Balanced Fund(3)
                    Gartmore Millennium Growth Fund II(5)
                    Jennison Growth Fund
                    Salomon Brothers Capital Fund
                    Mercury Advisors S&P 500(R) Index Fund(3)
---------------------------------------------------------------------------------------------------
MONEY MARKET(6)     Money Market Fund                          Cash Reserves

1. The Fund's name was changed from "Oppenheimer Quest Small Cap Fund(SM)" on 3/1/01.

2. The Fund's name was changed from "Oppenheimer Disciplined Value Fund" on 2/28/01.

3. Available only through qualified retirement plans.

4. Available to investors only in certain states.

5. The Fund's name was changed from "Oppenheimer Select Managers Gartmore Millennium Growth Fund" on 5/11/01.

6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information about any of the Oppenheimer funds, including charges, expenses and risks, ask for a prospectus from your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.



                      35  OPPENHEIMER LARGE CAP GROWTH FUND

                     THIS PAGE INTENTIONALLY LEFT BLANK.

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.

INTERNET
24-hr access to account information and transactions(2)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PHONELINK(2)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 9am-6:30pm ET1.800.843.4461
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
EDOCS DIRECT
Receive shareholder report and prospectus notifications for your funds via email. Sign up at WWW.OPPENHEIMERFUNDS.COM.
--------------------------------------------------------------------------------
TICKER SYMBOLS   Class A: OLCAX    Class B: OLCBX  Class C: OLCCX Class Y: OLCYX


1. Automatic investment plans do not assure profit or protect against losses in declining markets.

2. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.



                                                         [OPPENHEIMERFUNDS LOGO]

RA0775.001.0701      September 29, 2001